Financial risk management and financial instruments - Derivatives Entered (Details) $ in Thousands, € in Millions	12 Months Ended
	Jun. 30, 2026 USD ($) $ / € R / $ MMBbls	Jun. 30, 2025 USD ($) R / $ $ / € $ / bbl MMBbls	Jun. 30, 2026 EUR (€) $ / € R / $ MMBbls	Jun. 30, 2025 EUR (€) R / $ $ / € $ / bbl MMBbls
Crude oil put options purchased
Financial risk management and financial instruments
Number of barrels - open positions | MMBbls		22.5		22.5
Number of barrels - settled | MMBbls	22.8	16.8	22.8	16.8
Annual average price | $ / bbl		59.8		59.8
Forward exchange contracts | US Dollar
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 693,000	$ 907,000
Annual average price	16.71	18.51	16.71	18.51
Forward exchange contracts | Euro
Financial risk management and financial instruments
Contract/Notional amount - open positions | €			€ 252	€ 54
Annual average price | $ / €	1.17	1.11	1.17	1.11
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 1,128,000	$ 1,720,000
Contract/Notional amount - settled | $	$ 1,720,000	$ 1,652,000
Annual average floor price	16.57	17.6	16.57	17.6
Annual average cap price	19.17	21.13	19.17	21.13
Put options purchased - Rand/US$ currency
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 50,000
Annual average price | $ / €	17.4		17.4
Put spread options purchased - Brent crude oil
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 16,000
Annual average floor price	59		59
Annual average cap price	43.9		43.9
Put with a call spread option purchased - Brent crude oil
Financial risk management and financial instruments
Contract/Notional amount - open positions | $	$ 5,000
Annual average floor price	59		59
Annual average cap price	76.86		76.86
Annual average upper cap price	86.86		86.86
Currency put options, oil put spread options and oil put with call spread option
Financial risk management and financial instruments
Premium paid | $	$ 131,900	$ 114,090